Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 7,661	$ 7,299
Less accumulated depreciation and amortization		(4,800)	(3,411)
Property and equipment, net	2,516	2,861	3,888
Computer Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		515	442
Capitalized Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross		423	424
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		3,224	2,934
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 3,499	$ 3,499